Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets:
Goodwill	$ 968	$ 968
Intangible assets	1,965	2,442
Property, plant and equipment	1,301	1,667
Right-of-use assets	357	1,016
Non-current receivables	87	75
Total non-current assets	4,678	6,168
Current assets:
Prepaid expenses	851	1,031
Inventory	1,234	859
Accounts receivable, other	703	1,163
Accounts receivable, trade	801	487
Cash and cash equivalents	33,759	7,298
Total current assets	37,348	10,838
Total assets	42,026	17,006
Paid-in capital:
Share capital (NOK 0.15 par value per share, 1,010,388,454 and 832,146,748 shares issued and outstanding at December 31, 2021 and 2020, respectively)	20,410	17,251
Share premium	9,452	3,608
Other paid-in capital	21,414	18,664
Total paid-in capital	51,276	39,523
Foreign currency translation effects	(12,312)	(12,322)
Accumulated loss	(1,239)	(14,687)
Total equity	37,725	12,514
Non-current liabilities:
Non-current lease liabilities	11	327
Total non-current liabilities	11	327
Current liabilities:
Accounts Payable	685	631
Current lease liabilities	362	731
Public duties payable	393	320
Other current liabilities	2,850	2,483
Total current liabilities	4,290	4,165
Total liabilities	4,301	4,492
Total equity and liabilities	$ 42,026	$ 17,006